Trade and Bills Payables - Summary of Aged Analysis of Trade and Bills Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [Line Items]
Trade and bills payable	¥ 3,877	¥ 4,040
Within 90 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	3,622	3,594
91 to 180 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	52	49
181 to 365 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	94	157
1 to 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	40	100
Over 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	¥ 69	¥ 140